Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segments $ / t	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenues, net decreased value		$ 247	$ 323
Voyage related costs and commissions decreased, value		247	323
Restricted cash	$ 3,659	5,000	5,000
Trade accounts receivable, net	$ 2,585	703
Residual value per lightweight ton | $ / t	0.300
Estimated useful life	25 years
First year estimated fleet utilization rate depending on the type of the vessel I Minimum rate	85.00%
First year estimated fleet utilization rate depending on the type of the vessel I Maximum rate	98.60%
Years thereafter estimated fleet utilization rate	98.00%
Years thereafter estimated fleet utilization rate I including scheduled off-hire days for planned dry dockings and vessel surveys	93.00%
Aggregate difference between market value and carrying value of vessel	$ 9,987	8,299	15,751
Vessel impairment charge	$ 2,282		3,998
Impairment loss charged against deferred charges, net			606
Impairment loss charged against vessels, net			$ 3,392
Number of reportable segments | Segments	1
Working capital deficit	$ 9,238
Spot Charters [Member]
Trade accounts receivable, net	2,581	689
Allowance for doubtful accounts		96
Time Charters [Member]
Trade accounts receivable, net	$ 4	$ 14